Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Expenses
Schedule of Expenses by Nature

	2018	2017
	$	$
Salaries, wages and benefits	5,945	4,025
Other research and development expenditures, including clinical costs	8,398	3,045
Professional and consulting fees	1,987	1,231
Travel	550	225
Office, rent and telecommunications	586	414
Insurance	444	81
Marketing, communications and investor relations	1,370	1,154
Depreciation	325	140
Stock-based compensation	1,182	571
Deferred share unit compensation	508	1,147
Other	800	329
Accreted interest	1,385	966
Research and development tax credits	(1,027)	(537)
Government assistance	(35)	(542)

	22,418	12,249